Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Net premiums earned	$ 19,899.1	$ 18,398.5	$ 17,103.4
Investment income	454.6	408.4	422.0
Other-than-temporary impairment (OTTI) losses:
Total OTTI losses	(23.8)	(7.9)	(6.0)
Non-credit losses, net of credit losses recognized on previously recorded non-credit OTTI losses	0.0	0.0	(0.1)
Net impairment losses recognized in earnings	(23.8)	(7.9)	(6.1)
Net realized gains (losses) on securities	136.5	232.1	324.5
Total net realized gains (losses) on securities	112.7	224.2	318.4
Fees and other revenues	302.0	309.1	291.8
Service revenues	86.3	56.0	39.6
Gains (losses) on extinguishment of debt	(0.9)	(4.8)	(4.3)
Total revenues	20,853.8	19,391.4	18,170.9
Expenses
Losses and loss adjustment expenses	14,342.0	13,306.2	12,472.4
Policy acquisition costs	1,651.8	1,524.0	1,451.8
Other underwriting expenses	2,712.1	2,467.1	2,350.9
Investment expenses	22.8	18.9	18.8
Service expenses	77.5	50.9	38.8
Interest expense	136.0	116.9	118.2
Total expenses	18,942.2	17,484.0	16,450.9
Net Income
Income before income taxes	1,911.6	1,907.4	1,720.0
Provision for income taxes	611.1	626.4	554.6
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	1,300.5	1,281.0	1,165.4
Net Income (Loss) Attributable to Noncontrolling Interest	32.9	0.0	0.0
Net income attributable to Progressive	1,267.6	1,281.0	1,165.4
Net unrealized gains (losses) on securities:
Net non-credit related OTTI losses, adjusted for valuation changes	0.0	0.0	0.3
Other net unrealized gains (losses) on securities	(212.9)	74.9	84.0
Total net unrealized gains (losses) on securities	(212.9)	74.9	84.3
Net unrealized gains on forecasted transactions	(9.7)	(2.6)	(2.0)
Foreign currency translation adjustment	(1.2)	(0.9)	(1.6)
Other comprehensive income (loss)	(223.8)	71.4	80.7
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1.1)	0.0	0.0
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,044.9	$ 1,352.4	$ 1,246.1
Computation of Net Income Per Share
Average shares outstanding - Basic (shares)	585.5	590.6	599.1
Net effect of dilutive stock-based compensation (shares)	3.7	4.2	4.5
Total equivalent shares - Diluted (shares)	589.2	594.8	603.6
Basic: Net income per share (USD per share)	$ 2.16	$ 2.17	$ 1.95
Diluted: Net income per share (USD per share)	$ 2.15	$ 2.15	$ 1.93